Statements of Cash Flows - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ (8,819)	$ 2,595,287
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income held in Trust Account		(3,081,753)
Formation costs paid by related parties	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(143,675)
Accounts payable		560
Accrued expenses	3,750
Accrued expenses - related party		105,000
Net cash used in operating activities	(69)	(524,581)
Cash Flows from Investing Activities
Proceeds deposited in Trust Account		(200,000,000)
Net cash used in investing activities		(200,000,000)
Cash Flows from Financing Activities:
Funds borrowed from related parties	150,000	170,000
Repayment of loans to related parties		(325,000)
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds received from initial public offering, gross		200,000,000
Offering costs paid		(4,882,936)
Proceeds received from private placement		6,000,000
Payment of deferred offering costs	(62,250)
Net cash provided by financing activities	112,750	200,962,064
Net increase in cash	112,681	437,483
Cash - beginning of the period		112,681
Cash - end of the period	112,681	550,164
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting commissions charged to equity in connection with the initial public offering		7,000,000
Deferred offering costs charged to equity upon completion of the initial public offering		276,511
Accrued Liabilities [Member]
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in accrued expenses	$ 214,261
Class A Ordinary Shares [Member]
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption		$ 191,666,280